Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 557,942,533.4
Previously Paid Amount	0
Total Fee Amount	77,051.87
Total Offset Amount	0
Net Fee	$ 77,051.87
Offset Table N/A	N/A